Other liabilities (Table)	12 Months Ended
Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Other liabilities

	Barclays Bank Group
	2022	2021
	£m	£m
Accruals and deferred income	2,973	2,657
Other creditors	7,255	4,030
Items in the course of collection due to other banks	55	67
Lease liabilities (refer to Note 20)	496	495
Other liabilities	10,779	7,249